UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos ETF Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2015

DATE OF REPORTING PERIOD: July 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

Calamos Focus Growth ETF

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (92.5%)
	Consumer Discretionary (21.8%)
16,000	Hilton Worldwide Holdings, Inc.#	$429,600
6,220	Home Depot, Inc.	727,927
10,125	Liberty Global, PLC#	531,157
6,885	Nike, Inc. - Class B	793,290
367	Priceline Group, Inc.#	456,390
2,575	PVH Corp.	298,803
7,900	Royal Caribbean Cruises, Ltd.	709,815
12,200	Starbucks Corp.	706,746
6,525	Tractor Supply Company^	603,693
5,600	Under Armour, Inc.#^	556,248
5,040	Walt Disney Company	604,800

		6,418,469

	Consumer Staples (8.5%)
7,200	Keurig Green Mountain, Inc.	540,288
10,500	Mondelez International, Inc. - Class A	473,865
12,150	Reynolds American, Inc.	1,042,348
18,000	Sprouts Farmers Market, Inc.#	441,360

		2,497,861

	Energy (1.4%)
4,900	Schlumberger, Ltd.	405,818

	Financials (5.7%)
10,800	Blackstone Group, LP	423,900
9,100	Realogy Holdings Corp.#	414,232
3,485	SVB Financial Group#	498,704
9,325	TD Ameritrade Holding Corp.	342,507

		1,679,343

	Health Care (16.9%)
2,240	Alexion Pharmaceuticals, Inc.#	442,266
5,500	Alkermes, PLC#^	385,110
1,460	Biogen, Inc.#	465,419
4,970	Celgene Corp.#	652,312
`9,850	Cepheid#	547,562
4,900	Cerner Corp.#	351,428
2,640	Illumina, Inc.#	578,952
5,575	Laboratory Corp. of America Holdings#	709,642
1,440	Shire, PLC	384,206
9,600	Zoetis, Inc.	470,208

		4,987,105

	Industrials (7.3%)
4,765	Boeing Company	686,970
9,250	Fortune Brands Home & Security, Inc.	441,687
5,515	Honeywell International, Inc.	579,351
4,350	United Parcel Service, Inc. - Class B	445,266

		2,153,274

	Information Technology (28.7%)
18,950	Apple, Inc.	2,298,635
2,130	CoStar Group, Inc.#	428,748
9,800	Facebook, Inc. - Class A#	921,298
10,100	FireEye, Inc.#^	449,349
1,415	Google, Inc. - Class A#	930,362

NUMBER OF SHARES		VALUE

7,500	IAC/InterActiveCorp	$579,450
16,400	Microsoft Corp.	765,880
6,025	Salesforce.com, Inc.#	441,633
38,200	Tencent Holdings, Ltd.^	710,902
12,660	Visa, Inc. - Class A	953,804

		8,480,061

	Telecommunication Services (2.2%)
16,300	T-Mobile USA, Inc.#	662,758

	TOTAL COMMON STOCKS (Cost $24,827,392)	27,284,689

SHORT TERM INVESTMENT (7.9%)
2,338,783	Fidelity Prime Money Market Fund - Institutional Class (Cost $2,338,783)	2,338,783

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.6%)
749,281	State Street Navigator Securities Lending Prime Portfolio (Cost $749,281)	749,281

TOTAL INVESTMENTS (103.0%) (Cost $27,915,456)		30,372,753

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.6%)		(749,281)

LIABILITIES, LESS OTHER ASSETS (-0.4%)		(121,514)

NET ASSETS (100.0%)		$29,501,958

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

Note 1 — Organization and Significant Accounting Policies

Organization. CALAMOS ETF TRUST, a Delaware statutory trust organized June 17, 2013, (the “Trust”), consists of a single series, Calamos Focus Growth ETF (the “Fund”), which commenced operations on July 14, 2014. The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Fund seeks to achieve long-term capital growth.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on the Fund’s principal exchange at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value determined by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2015.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Note 2 — Investments

The following information is presented on a federal income tax basis as of July 31, 2015. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows:

Cost basis of investments	$28,029,707

Gross unrealized appreciation	3,175,348
Gross unrealized depreciation	(832,302)

Net unrealized appreciation (depreciation)	$2,343,046

Note 3 — Securities Lending

The Fund may loan one or more of its securities to broker-dealers and banks. Any such loan must be secured by collateral in cash, cash equivalents, or securities maintained on a current basis in an amount at least equal to the value of the securities loaned by the Fund. Noncash collateral is generally comprised of securities issued or guaranteed by the U.S. government and its agencies. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. Upon receipt of cash collateral, the Fund’s securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. The Fund records the investment of cash collateral as an asset and the value of the collateral as a liability on the Statement of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Fund will record unrealized depreciation equal to the decline in value of the invested collateral. Non-cash collateral is accepted and held in accordance with the securities lending agreement and is not reinvested or included in the Statement of Asset and Liabilities, as the Fund does not exercise direct control over the securities.

The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call a loan and obtain the securities loaned at any time. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash, cash equivalent, or securities collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Fund’s security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Fund lends securities.

At July 31, 2015, the Fund held securities valued at $1,583,350 that were on loan to broker-dealers and banks. The Fund also held cash collateral that was invested in short term investments of $749,281 and reflected a corresponding liability for such collateral of $749,281, and held non-cash collateral valued at $880,070.

Note 4 — Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$27,284,689	$—	$—	$27,284,689
Short Term Investment	2,338,783	—	—	2,338,783
Investment of Cash Collateral For Securities Loaned	—	749,281	—	749,281

Total	$29,623,472	$749,281	$—	$30,372,753

Liabilities:
Collateral For Securities Loaned	$—	$749,281	$—	$749,281

Total	$—	$749,281	$—	$749,281

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALAMOS ETF TRUST

By:	/S/ JOHN P. CALAMOS, SR.
NAME:	John P. Calamos, Sr.
TITLE:	Principal Executive Officer
DATE:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

CALAMOS ETF TRUST

By:	/S/ JOHN P. CALAMOS, SR.
NAME:	John P. Calamos, Sr.
TITLE:	Principal Executive Officer
DATE:	September 21, 2015

By:	/S/ NIMISH S. BHATT
NAME:	Nimish S. Bhatt
TITLE:	Principal Financial Officer
DATE:	September 21, 2015